Fair Value of Financial Assets and Liabilities - Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
2022 Secured Note including interest	$ 313,766
2023 Secured Note including interest	248,786
Flow-through share expenditures	19,757
Lease obligation	2,637
Total carrying amount	584,946
Less than 1 year [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
2022 Secured Note including interest	21,044
2023 Secured Note including interest	37,951
Flow-through share expenditures	19,757
Lease obligation	762
Total carrying amount	79,514
1-3 years [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
2022 Secured Note including interest	42,088
2023 Secured Note including interest	28,058
Flow-through share expenditures
Lease obligation	880
Total carrying amount	71,026
3-5 years [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
2022 Secured Note including interest	42,088
2023 Secured Note including interest	28,058
Flow-through share expenditures
Lease obligation	820
Total carrying amount	70,966
Greater than 5 years [Member]
Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods [Line Items]
2022 Secured Note including interest	208,546
2023 Secured Note including interest	154,719
Flow-through share expenditures
Lease obligation	175
Total carrying amount	$ 363,440